Other Income - Other Expense	12 Months Ended
Dec. 31, 2019
OTHER INCOME-OTHER EXPENSE [Abstract]
OTHER INCOME - OTHER EXPENSE

NOTE 22: OTHER INCOME — OTHER EXPENSE

During the years ended December 31, 2019, 2018, and 2017, taxes other-than-income taxes of Navios Logistics amounted to $7,745, $7,056, and $9,018, respectively, and were included in the statements of comprehensive (loss)/income within the caption “Other expense”.